SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020.

MFS® Moderate Allocation Fund

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund selections and underlying fund target allocations of the fund. The transition to the revised underlying fund selections and underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	40.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Total Return Bond Fund	9.0%
International Stock Funds:	13.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS International New Discovery Fund	1.0%
MFS Research International Fund	5.0%
U.S. Stock Funds:	41.0%
MFS Growth Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Effective immediately, the following is added after the eighth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks":

The Board of Trustees of the fund has approved modifications to the underlying fund selections and underlying fund target allocations of the fund. The transition to the revised underlying fund selections and underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	40.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Total Return Bond Fund	9.0%
International Stock Funds:	13.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS International New Discovery Fund	1.0%
MFS Research International Fund	5.0%
U.S. Stock Funds:	41.0%
MFS Growth Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

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MFS Moderate Allocation Fund

Effective April 30, 2021, the section entitled "MFS Global Bond Fund" under the main heading entitled "Appendix B – Description of Underlying Funds" is restated in its entirety as follows:

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Effective May 1, 2021, the following is added under the main heading entitled "Appendix B – Description of Underlying Funds":

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country's inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country's financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

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MFS Moderate Allocation Fund

MFS International Large Cap Value Fund

Investment Objective

The fund's investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

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